Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	December 2015
Distribution Date	01/15/16
Transaction Month	28
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 17, 2013
Closing Date:	September 18, 2013

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,341,935,073.70	70,050	3.55%	58.76
Original Adj. Pool Balance:	$1,294,029,653.21

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$250,000,000.00	18.630%	0.22000%	September 15, 2014
Class A-2 Notes	Fixed	$410,000,000.00	30.553%	0.57000%	June 15, 2016
Class A-3 Notes	Fixed	$419,000,000.00	31.224%	1.01000%	February 15, 2018
Class A-4 Notes	Fixed	$118,630,000.00	8.840%	1.55000%	March 15, 2019
Class B Notes	Fixed	$23,290,000.00	1.736%	2.10000%	March 15, 2019
Class C Notes	Fixed	$34,940,000.00	2.604%	2.48000%	March 15, 2019
Class D Notes	Fixed	$28,470,000.00	2.122%	3.09000%	January 15, 2020
Total Securities		$1,284,330,000.00	95.707%

Overcollateralization		$9,699,653.21	0.723%
YSOA		$47,905,420.49	3.570%
Total Original Pool Balance		$1,341,935,073.70	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$204,339,378.09	0.4876835	$181,158,909.49	0.4323602	$23,180,468.60
Class A-4 Notes	$118,630,000.00	1.0000000	$118,630,000.00	1.0000000	$-
Class B Notes	$23,290,000.00	1.0000000	$23,290,000.00	1.0000000	$-
Class C Notes	$34,940,000.00	1.0000000	$34,940,000.00	1.0000000	$-
Class D Notes	$28,470,000.00	1.0000000	$28,470,000.00	1.0000000	$-
Total Securities	$409,669,378.09	0.3189752	$386,488,909.49	0.3009265	$23,180,468.60

Weighted Avg. Coupon (WAC)	3.41%		3.41%
Weighted Avg. Remaining Maturity (WARM)	33.09		32.17
Pool Receivables Balance	$442,686,955.44		$418,669,505.98
Remaining Number of Receivables	42,759		41,756

Adjusted Pool Balance	$429,079,822.89		$405,899,354.29

III. COLLECTIONS

Principal:
Principal Collections	$23,113,547.07
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$444,996.53
Total Principal Collections	$23,558,543.60

Interest:
Interest Collections	$1,263,846.12
Late Fees & Other Charges	$57,397.98
Interest on Repurchase Principal	$-
Total Interest Collections	$1,321,244.10

Collection Account Interest	$2,667.35
Reserve Account Interest	$401.76
Servicer Advances	$-

Total Collections	$24,882,856.81

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Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	December 2015
Distribution Date	01/15/16
Transaction Month	28
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$24,882,856.81
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$24,882,856.81

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$368,905.80	$-	$368,905.80	$368,905.80
Collection Account Interest					$2,667.35
Late Fees & Other Charges					$57,397.98
Total due to Servicer					$428,971.13

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$171,985.64		$171,985.64
Class A-4 Notes		$153,230.42		$153,230.42

Total Class A interest:		$325,216.06		$325,216.06	$325,216.06

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$40,757.50		$40,757.50	$40,757.50

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$72,209.33		$72,209.33	$72,209.33

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,310.25		$73,310.25	$73,310.25

Available Funds Remaining:					$23,942,392.54

9. Regular Principal Distribution Amount:					$23,180,468.60

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$23,180,468.60
Class A-4 Notes				$-
Class A Notes Total:		$23,180,468.60		$23,180,468.60
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$23,180,468.60		$23,180,468.60

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					761,923.94

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$13,607,132.55
Beginning Period Amount	$13,607,132.55
Current Period Amortization	$836,980.86
Ending Period Required Amount	$12,770,151.69
Ending Period Amount	$12,770,151.69
Next Distribution Date Required Amount	$11,963,275.06

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Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	December 2015
Distribution Date	01/15/16
Transaction Month	28
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,235,074.13
Beginning Period Amount	$3,235,074.13
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,235,074.13
Ending Period Amount	$3,235,074.13

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$19,410,444.80	$19,410,444.80	$19,410,444.80
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	4.52%	4.78%	4.78%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.22%	41,012	97.45%	$407,975,663.74
30 - 60 Days	1.39%	580	1.97%	$8,233,453.81
61 - 90 Days	0.31%	128	0.46%	$1,908,083.73
91-120 Days	0.08%	35	0.13%	$533,729.73
121 + Days	0.00%	1	0.00%	$18,574.97
Total		41,756		$418,669,505.98

Delinquent Receivables 30+ Days Past Due
Current Period	1.78%	744	2.55%	$10,693,842.24
1st Preceding Collection Period	1.59%	680	2.30%	$10,192,740.70
2nd Preceding Collection Period	1.50%	656	2.15%	$10,023,988.55
3rd Preceding Collection Period	1.53%	682	2.18%	$10,676,678.10
Four-Month Average	1.60%		2.30%

Repossession in Current Period		22		$323,020.22
Repossession Inventory		79		$203,771.30

Current Charge-Offs
Gross Principal of Charge-Offs				$903,902.39
Recoveries				$(444,996.53)
Net Loss				$458,905.86

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				1.24%

Average Pool Balance for Current Period				$430,678,230.71

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				1.28%
1st Preceding Collection Period				0.57%
2nd Preceding Collection Period				0.14%
3rd Preceding Collection Period				0.69%
Four-Month Average				0.67%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		60	1,647	$27,088,800.31
Recoveries		53	1,441	$(15,362,374.83)
Net Loss				$11,726,425.48
Cumulative Net Loss as a % of Initial Pool Balance				0.87%

Net Loss for Receivables that have experienced a Net Loss *		53	1,439	$11,771,381.65
Average Net Loss for Receivables that have experienced a Net Loss				$8,180.25

Principal Balance of Extensions				$2,132,991.32
Number of Extensions				149

* Excludes receivables with recovered amounts in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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